Cover	Aug. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2026
Entity File Number	333-292497
Entity Registrant Name	CTT PHARMACEUTICAL HOLDINGS, INC.
Entity Central Index Key	0001035422
Entity Tax Identification Number	90-1253984
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	1646 W Snow Ave. Suite 138
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33606
City Area Code	813
Local Phone Number	606-0060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false